Intangible assets	12 Months Ended
Dec. 31, 2021
Changes in intangible assets other than goodwill [abstract]
Intangible assets

11.  Intangible assets

Intangible assets as at December 31, 2021 are as follows:

$
As at December 31, 2019	18,696,229
Effects of foreign exchange	505,264
As at December 31, 2020	19,201,493
Additions	500,000
Acquisition of Lucid	6,314,571
As at December 31, 2021	26,016,064

Accumulated amortization
As at December 31, 2019	1,875,604
Amortization	3,894,467
Effects of foreign exchange	7,031
As at December 31, 2020	5,777,102
Amortization	4,037,223
As at December 31, 2021	9,814,325

Net book value
As at December 31, 2020	13,424,391
As at December 31, 2021	16,201,739

The Company acquired intellectual property as part of the acquisition of Prismic on June 28, 2019. Refer to Note 4 for additional details. The life of the intellectual property has been determined to be 5 years. Amortization of the intellectual property commenced on the date of acquisition.

On March 9, 2021, the Company entered into a license agreement ("Innovet License Agreement") with Innovet Italia S.R.L. ("Innovet"), under which Innovet granted the Company a license to use ultra-micro PEA to develop FDA approved veterinary drugs for the treatment of gastro-intestinal diseases in canines and felines. Under the Innovet license agreement, the Company is required to make payments to Innovet upon the achievement of certain milestones (Note 21), including $500,000 which was paid upon execution of the Innovet License Agreement as consideration in exchange for the rights to the Licensed Products. The life of the intellectual property has been determined to be 5 years. Amortization of the intellectual property commenced on the date of the agreement.

The Company acquired intellectual property as part of the acquisition of Lucid on September 21, 2021. The intellectual property acquired relates to license and service agreements between Lucid and the University Health Network, as well as the related patents and/or patent applications associated with the Lucid-MS and Lucid-PSYCH compounds. The cost of the acquired intellectual property of $6,314,571 consists of $6,186,251 of the total purchase consideration allocated and $128,320 of acquisition related costs capitalized. The life of the intellectual property has been determined to be 15 years, which represents the remaining life of the patents. Amortization of the intellectual property commenced on the date of acquisition.